Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company monitors the performance of its operations in three segments: Property and Casualty (P&C), Specialty and Life and Health. The business in the P&C and Specialty segments is collectively referred to as Non-life business. P&C, Specialty and Life and Health each separately represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns and approach to risk management.
The P&C segment is comprised of property and casualty business underwritten, including property catastrophe, facultative and U.S. health risks. The Specialty segment is comprised of specialty business underwritten, including treaty and facultative contracts. The Life and Health segment is comprised of mortality, morbidity, longevity and financial reinsurance solutions businesses.
Management measures results for the P&C and Specialty segments on the basis of the loss ratio, acquisition ratio, technical ratio, other expense ratio and combined ratio (all defined below). Management measures results for the Life and Health segment on the basis of the allocated underwriting result, which includes underwriting result and net investment income allocated to life business.
The segment results for the years ended December 31, 2022, 2021 and 2020 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2022

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$5,025	$1,990	$7,015	$1,674	$—	$8,689
Net premiums written	$4,234	$1,665	$5,899	$1,645	$—	$7,544
(Increase) decrease in unearned premiums	(293)	5	(288)	1	—	(287)
Net premiums earned	$3,941	$1,670	$5,611	$1,646	$—	$7,257
Losses and loss expenses	(2,410)	(903)	(3,313)	(1,434)	—	(4,747)
Acquisition costs	(995)	(435)	(1,430)	(111)	—	(1,541)
Technical result	$536	$332	$868	$101	$—	$969
Other income	—	—	—	39	1	40
Other expenses	(84)	(35)	(119)	(93)	(203)	(415)
Underwriting result	$452	$297	$749	$47	n/a	$594
Net investment income				74	324	398
Allocated underwriting result				$121	n/a	n/a
Net realized and unrealized investment losses					(1,969)	(1,969)
Interest expense					(55)	(55)
Amortization of intangible assets					(9)	(9)
Net foreign exchange losses					(29)	(29)
Income tax expense					(31)	(31)
Interest in earnings of equity method investments					11	11
Net loss					n/a	$(1,090)
Loss ratio (1)	61.2%	54.1%	59.0%
Acquisition ratio (2)	25.2	26.0	25.5
Technical ratio (3)	86.4%	80.1%	84.5%
Other expense ratio (4)	2.1	2.1	2.1
Combined ratio (5)	88.5%	82.2%	86.6%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
Segment Information
For the year ended December 31, 2021

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$4,541	$2,016	$6,557	$1,647	$—	$8,204
Net premiums written	$3,722	$1,789	$5,511	$1,623	$—	$7,134
(Increase) decrease in unearned premiums	(194)	13	(181)	4	—	(177)
Net premiums earned	$3,528	$1,802	$5,330	$1,627	$—	$6,957
Losses and loss expenses	(2,391)	(1,052)	(3,443)	(1,441)	—	(4,884)
Acquisition costs	(864)	(415)	(1,279)	(108)	—	(1,387)
Technical result	$273	$335	$608	$78	$—	$686
Other income	—	—	—	26	3	29
Other expenses	(71)	(30)	(101)	(88)	(210)	(399)
Underwriting result	$202	$305	$507	$16	n/a	$316
Net investment income				81	295	376
Allocated underwriting result				$97	n/a	n/a
Net realized and unrealized investment gains					38	38
Interest expense					(56)	(56)
Amortization of intangible assets					(9)	(9)
Net foreign exchange losses					(31)	(31)
Income tax expense					(38)	(38)
Interest in earnings of equity method investments					127	127
Net income					n/a	$723
Loss ratio	67.8%	58.4%	64.6%
Acquisition ratio	24.5	23.0	24.0
Technical ratio	92.3%	81.4%	88.6%
Other expense ratio	2.0	1.7	1.9
Combined ratio	94.3%	83.1%	90.5%
Segment Information
For the year ended December 31, 2020

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,442	$1,935	$5,377	$1,499	$—	$6,876
Net premiums written	$3,044	$1,782	$4,826	$1,475	$—	$6,301
Decrease in unearned premiums	119	110	229	7	—	236
Net premiums earned	$3,163	$1,892	$5,055	$1,482	$—	$6,537
Losses and loss expenses	(2,389)	(1,628)	(4,017)	(1,318)	—	(5,335)
Acquisition costs	(784)	(470)	(1,254)	(102)	—	(1,356)
Technical result	$(10)	$(206)	$(216)	$62	$—	$(154)
Other (loss) income	(1)	—	(1)	13	1	13
Other expenses	(61)	(26)	(87)	(73)	(196)	(356)
Underwriting result	$(72)	$(232)	$(304)	$2	n/a	$(497)
Net investment income				68	293	361
Allocated underwriting result				$70	n/a	n/a
Net realized and unrealized investment gains					454	454
Interest expense					(39)	(39)
Amortization of intangible assets					(10)	(10)
Net foreign exchange losses					(52)	(52)
Income tax benefit					13	13
Interest in earnings of equity method investments					24	24
Net income					n/a	$254
Loss ratio	75.5%	86.0%	79.5%
Acquisition ratio	24.8	24.8	24.8
Technical ratio	100.3%	110.8%	104.3%
Other expense ratio	1.9	1.4	1.7
Combined ratio	102.2%	112.2%	106.0%
 The following table provides the geographic distribution of gross premiums written by region for the years ended December 31, 2022, 2021 and 2020 (in millions of U.S. dollars, except percentages):

	2022		2021		2020
North America	$5,040	58%	$4,649	57%	$3,794	55%
Europe	2,592	30	2,410	29	1,921	28
Asia, Australia and New Zealand	720	8	814	10	806	12
Latin America and the Caribbean	223	3	189	2	220	3
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	114	1	142	2	135	2
Total	$8,689	100%	$8,204	100%	$6,876	100%
The following table provides the gross premiums written by segment and line of business for the years ended December 31, 2022, 2021 and 2020 (in millions of U.S. dollars, except percentages):

	2022	2021	2020
P&C
Casualty	$2,777	$2,145	$1,430
Catastrophe	933	924	545
Property	764	809	641
U.S. health	355	351	379
Multiline and other	119	183	289
Motor	77	129	158
Total P&C	$5,025	$4,541	$3,442
Specialty
Financial risks	$634	$510	$568
Aviation and space	362	416	219
Energy	346	314	192
Property	240	277	173
Marine	223	174	142
Agriculture	101	205	468
Multiline and other	45	20	152
Engineering	39	100	17
Casualty	—	—	4
Total Specialty	$1,990	$2,016	$1,935
Life and Health	$1,674	$1,647	$1,499
Total	$8,689	$8,204	$6,876
The Company produces its business both through brokers and through direct relationships with insurance company clients. None of the Company’s cedants individually accounted for more than 5% of total gross premiums written during each of the years ended December 31, 2022, 2021 and 2020.
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2022, 2021 and 2020, as follows:

	2022	2021	2020
Marsh & McLennan Companies, Inc	30%	28%	30%
Aon PLC	26%	24%	21%
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
P&C	67%	63%	64%
Specialty	70%	66%	64%
Life and Health	6%	6%	6%